SEGMENTED INFORMATION - Schedule of segmented operational activity (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of operating segments [line items]
Total revenue	$ 37,705,095	$ 2,585,511
Gross profit (loss)	13,322,701	182,567
Operating Expense [Abstract]
General and administration	(9,485,132)	(6,326,591)	$ (340,575)
Sales, marketing, and promotion	(1,120,929)	(2,306,357)
Depreciation and amortisation	(3,405,116)	(579,757)
Share based compensation	(492,631)	(2,996,710)	(258,896)
Operating expense		(12,209,415)
Impairment of goodwill, assets	(26,514,747)
Interest, accretion, and other	(1,145,113)
Other losses		(11,574,322)
Net profit (loss) before taxes	(28,840,967)	(23,601,170)	(599,471)
Net profit (loss)	(32,555,633)	(23,601,170)	$ (599,471)
Assets	61,450,085	77,433,026
Liabilities	47,870,531	56,346,413
Oregon
Disclosure of operating segments [line items]
Total revenue	5,503,872	500,376
Gross profit (loss)	(1,006,077)	(1,456,382)
Operating Expense [Abstract]
General and administration	(1,143,995)
Sales, marketing, and promotion	(377,549)
Depreciation and amortisation	(485,856)
Share based compensation	0
Operating expense		(1,069,567)
Impairment of goodwill, assets	(26,514,747)
Interest, accretion, and other	(1,540,265)
Other losses		(1,562,927)
Net profit (loss) before taxes	(31,068,489)
Net profit (loss)		(4,088,876)
Assets	9,646,005	6,578,366
Liabilities	3,079,174	7,976,115
Nevada
Disclosure of operating segments [line items]
Total revenue	32,201,223	2,085,135
Gross profit (loss)	14,328,778	1,638,949
Operating Expense [Abstract]
General and administration	(3,622,312)
Sales, marketing, and promotion	(135,421)
Depreciation and amortisation	(2,882,023)
Share based compensation	0
Operating expense		(734,635)
Impairment of goodwill, assets	0
Interest, accretion, and other	7,979
Other losses		(34,821)
Net profit (loss) before taxes	7,697,001
Net profit (loss)		869,493
Assets	21,149,800	54,928,722
Liabilities	4,164,557	36,369,603
Corporate
Disclosure of operating segments [line items]
Total revenue	0	0
Gross profit (loss)	0	0
Operating Expense [Abstract]
General and administration	(4,718,825)
Sales, marketing, and promotion	(607,959)
Depreciation and amortisation	(37,237)
Share based compensation	(492,631)
Operating expense		(10,405,213)
Impairment of goodwill, assets	0
Interest, accretion, and other	387,173
Other losses		(9,976,574)
Net profit (loss) before taxes	(5,469,479)
Net profit (loss)		(20,381,787)
Assets	30,654,280	15,925,938
Liabilities	$ 40,626,799	$ 12,000,695